Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	£ 10,860	£ 10,808
Charge for the year	(954)	(988)	£ (978)
Impairment losses	(203)	(327)	(180)
Property, plant and equipment at end of period	11,058	10,860	10,808
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	21,719	22,164
Exchange adjustments	362	(234)
Other additions	1,358	1,584
Capitalised borrowing costs	21	30
Disposals and write-offs	(583)	(1,092)
Reclassifications	(67)	(38)
Transfer to assets held for sale	(322)	(695)
Property, plant and equipment at end of period	22,488	21,719	22,164
Depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(10,296)	(10,669)
Exchange adjustments	(172)	160
Charge for the year	(954)	(988)
Disposals and write-offs	478	697
Transfer to assets held for sale	177	504
Property, plant and equipment at end of period	(10,767)	(10,296)	(10,669)
Impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(563)	(687)
Exchange adjustments	(13)	8
Disposals and write-offs	91	342
Impairment losses	(205)	(349)
Reversal of impairments	7	17
Transfer to assets held for sale	20	106
Property, plant and equipment at end of period	(663)	(563)	(687)
Depreciation, amortisation, and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(10,859)
Property, plant and equipment at end of period	(11,430)	(10,859)
Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	4,270	4,223
Property, plant and equipment at end of period	4,404	4,270	4,223
Land and buildings [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	7,467	7,761
Exchange adjustments	150	(127)
Other additions	33	69
Capitalised borrowing costs	0
Disposals and write-offs	(90)	(376)
Reclassifications	403	602
Transfer to assets held for sale	(152)	(462)
Property, plant and equipment at end of period	7,811	7,467	7,761
Land and buildings [member] | Depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(3,036)	(3,259)
Exchange adjustments	(61)	50
Charge for the year	(268)	(299)
Disposals and write-offs	77	158
Transfer to assets held for sale	55	314
Property, plant and equipment at end of period	(3,233)	(3,036)	(3,259)
Land and buildings [member] | Impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(161)	(279)
Exchange adjustments	(8)	8
Disposals and write-offs	10	210
Impairment losses	(16)	(194)
Reversal of impairments	1	7
Transfer to assets held for sale	0	87
Property, plant and equipment at end of period	(174)	(161)	(279)
Land and buildings [member] | Depreciation, amortisation, and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(3,197)
Property, plant and equipment at end of period	(3,407)	(3,197)
Plant, equipment and vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	4,132	3,481
Property, plant and equipment at end of period	4,582	4,132	3,481
Plant, equipment and vehicles [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	11,751	11,235
Exchange adjustments	187	(62)
Other additions	190	296
Capitalised borrowing costs	0
Disposals and write-offs	(440)	(685)
Reclassifications	1,016	1,186
Transfer to assets held for sale	(167)	(219)
Property, plant and equipment at end of period	12,537	11,751	11,235
Plant, equipment and vehicles [member] | Depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(7,260)	(7,410)
Exchange adjustments	(111)	110
Charge for the year	(686)	(689)
Disposals and write-offs	401	539
Transfer to assets held for sale	122	190
Property, plant and equipment at end of period	(7,534)	(7,260)	(7,410)
Plant, equipment and vehicles [member] | Impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(359)	(344)
Exchange adjustments	(4)	2
Disposals and write-offs	59	104
Impairment losses	(143)	(138)
Reversal of impairments	6	9
Transfer to assets held for sale	20	8
Property, plant and equipment at end of period	(421)	(359)	(344)
Plant, equipment and vehicles [member] | Depreciation, amortisation, and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(7,619)
Property, plant and equipment at end of period	(7,955)	(7,619)
Assets in construction [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	2,458	3,104
Property, plant and equipment at end of period	2,072	2,458	3,104
Assets in construction [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	2,501	3,168
Exchange adjustments	25	(45)
Other additions	1,135	1,219
Capitalised borrowing costs	21	30
Disposals and write-offs	(53)	(31)
Reclassifications	(1,486)	(1,826)
Transfer to assets held for sale	(3)	(14)
Property, plant and equipment at end of period	2,140	2,501	3,168
Assets in construction [member] | Depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	0
Exchange adjustments	0
Charge for the year	0
Disposals and write-offs	0
Transfer to assets held for sale	0
Property, plant and equipment at end of period	0	0
Assets in construction [member] | Impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(43)	(64)
Exchange adjustments	(1)	(2)
Disposals and write-offs	22	28
Impairment losses	(46)	(17)
Reversal of impairments	0	1
Transfer to assets held for sale	0	11
Property, plant and equipment at end of period	(68)	(43)	£ (64)
Assets in construction [member] | Depreciation, amortisation, and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(43)
Property, plant and equipment at end of period	£ (68)	£ (43)